UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  FORM 13F

   Report for the Calendar Year or Quarter Ended: December 31, 2005

   Check here if Amendment [   ]    Amendment Number:  ________

   Institutional Investment Manager Filing this Report:

   Name:      Ascend Partners Leveraged Fund LP
   Address:   c/o  Ascend  Capital  Limited  Partnership,  600  Montgomery
   	      Street, 37th Floor, San Francisco, CA 94111

   Form 13F File Number: 028-11221

   The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

   Person Signing this Report on Behalf of Reporting Manager:

   Name:      Benjamin D. Slavet
   Title:     Chief Financial Officer
   Phone:     415-217-8304

   Signature, Place, and Date of Signing:

   /s/ Benjamin D. Slavet    San Francisco, California February 14, 2006
   -----------------------  --------------------------  ---------------
    [Signature]               [City, State]              [Date]


   Report Type:

        [ ]   13F HOLDINGS REPORT

        [X]   13F NOTICE

        [ ]   13F COMBINATION REPORT

   List of Other Managers Reporting for this Manager:
   Form 13F File Number       Name
   028-10128                  Ascend Capital, LLC